Accounts Receivable, Net - Balance of accounts receivable (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accounts Receivable Net [Abstract]
Accounts receivable, gross	¥ 799,389	¥ 756,262
Allowance for credit losses	(360,680)	(189,460)
Accounts receivable, net	¥ 438,709	¥ 566,802